CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,135,603	60,247,092
Ordinary shares, shares outstanding	60,135,603	60,247,092